Consolidated Statements of Changes in Stockholders' Deficit (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Foreign currency translation adjustment, net of tax	$ 0	$ 0
Foreign currency translation adjustment, net of tax	$ 0	$ 0